Longleaf Partners Fund
Portfolio of Investments
September 30, 2022
(Unaudited)
	Shares	Value	% of Net Assets
Common Stocks
Air Freight & Logistics
FedEx Corporation	419,531	$ 62,287,768	5.2%
Capital Markets
Affiliated Managers Group, Inc.	619,026	69,238,058	5.8
Diversified Telecommunication Services
Lumen Technologies, Inc.	15,615,282	113,679,253	9.6
Entertainment
Warner Bros., Discovery, Inc.*	5,090,188	58,537,162	4.9
Warner Music Group Corp.	1,211,591	28,121,027	2.4
		86,658,189	7.3
Hotels, Restaurants & Leisure
Hyatt Hotels Corporation - Class A*	881,374	71,356,039	6.0
MGM Resorts International	2,286,705	67,960,873	5.7
		139,316,912	11.7
Industrial Conglomerates
CK Hutchison Holdings Limited (Hong Kong)	8,754,000	48,201,701	4.1
General Electric Company	1,176,110	72,812,970	6.1
		121,014,671	10.2
Insurance
Fairfax Financial Holdings Limited (Canada)	113,459	51,818,980	4.4
Interactive Media & Services
Alphabet Inc. - Class C*	556,900	53,545,935	4.5
IAC, Inc. (Formerly IAC/InterActiveCorp)*	1,011,453	56,014,267	4.7
		109,560,202	9.2
IT Services
Fiserv, Inc.*	653,112	61,111,690	5.1
Leisure Products
Mattel, Inc.*	3,838,348	72,698,311	6.1
Machinery
CNH Industrial N.V. (Italian Exhange) (Netherlands)	2,430,335	27,200,932	2.3
CNH Industrial N.V. (U.S. Exchange) (Netherlands)	1,992,702	22,258,482	1.8
Stanley Black & Decker, Inc.	344,739	25,927,820	2.2
		75,387,234	6.3
Media
Liberty Broadband Corporation - Series A*	14,118	1,053,203	0.1
Liberty Broadband Corporation - Series C*	657,972	48,558,333	4.1
		49,611,536	4.2
Oil, Gas & Consumable Fuels
CNX Resources Corporation*	4,106,095	63,767,655	5.4
Real Estate Investment Trusts (REITs)
Douglas Emmett, Inc.	2,299,613	41,232,061	3.5
Textiles, Apparel & Luxury Goods
PVH Corp.	1,140,300	51,085,440	4.3
Total Common Stocks (Cost $1,519,833,027)		1,168,467,960	98.3
0

continued
	Principal Amount	Value	% of Net Assets
Short-Term Obligations
Repurchase agreement with State Street Bank, 1.10%, dated 09/30/22, due 10/03/22, Repurchase price $21,886,006 (Collateral: $22,321,702 U.S. Treasury Bonds, 1.375% - 2.25% due 8/15/50 to 2/15/52, Par $35,793,500) (Cost $21,884,000)	21,884,000	$ 21,884,000	1.8%
Total Investments (Cost $1,541,717,027)		1,190,351,960	100.1
Other Assets (Liabilities), Net		(1,187,031)	(0.1)
Net Assets		$1,189,164,929	100.0%

*	Non-income producing security.
Note: Companies headquartered outside the U.S. represent 12.6% of net assets.
See Notes to Portfolio of Investments.

Longleaf Partners Small-Cap Fund
Portfolio of Investments
September 30, 2022
(Unaudited)
	Shares	Value	% of Net Assets
Common Stocks
Building Products
Masonite International Corporation*	403,854	$ 28,790,752	2.3%
Capital Markets
Lazard Ltd - Class A(a)	1,961,547	62,436,041	4.9
Chemicals
LANXESS AG (Germany)	1,831,910	53,311,971	4.2
Diversified Consumer Services
Graham Holdings Company - Class B	126,279	67,935,576	5.4
Diversified Telecommunication Services
Lumen Technologies, Inc.	19,116,776	139,170,129	11.0
Entertainment
Liberty Braves Group - Series C*	3,162,076	86,957,090	6.9
Madison Square Garden Sports Corp. - Class A*	457,629	62,539,579	4.9
		149,496,669	11.8
Food Products
Gruma, S.A.B. DE C.V. (Mexico)	6,337,813	60,352,332	4.8
Westrock Coffee Company - Class B*(b)(c)(d)	181,231	1,806,873	0.1
Westrock Coffee Company - Class A*(b)(c)(d)	6,796,159	67,757,705	5.4
		129,916,910	10.3
Hotels, Restaurants & Leisure
Hyatt Hotels Corporation - Class A*	869,234	70,373,185	5.6
Insurance
Oscar Health, Inc. - Class A*(b)	11,140,551	55,591,349	4.4
RenaissanceRe Holdings Ltd.	268,007	37,625,503	2.9
White Mountains Insurance Group, Ltd.	65,867	85,826,018	6.8
		179,042,870	14.1
Interactive Media & Services
Vimeo, Inc.*	6,460,796	25,843,184	2.0
Leisure Products
Mattel, Inc.*	4,321,003	81,839,797	6.5
Oil, Gas & Consumable Fuels
CNX Resources Corporation*	4,066,552	63,153,553	5.0
Real Estate Investment Trusts (REITs)
Empire State Realty Trust, Inc.(b)	9,695,900	63,605,104	5.0
Real Estate Management & Development
Anywhere Real Estate Inc.*(b)	6,507,042	52,772,111	4.2
Total Common Stocks (Cost $1,361,525,344)		1,167,687,852	92.3
Preferred Stock
Technology Hardware, Storage & Peripherals
Eastman Kodak Company Convertible Preferred Stock - Series B 4.00%(b)(c)(e) (Cost $95,452,160)	932,150	72,055,195	5.7

continued
	Principal Amount	Value	% of Net Assets
Short-Term Obligations
Repurchase agreement with State Street Bank, 1.10%, dated 09/30/22, due 10/03/22, Repurchase price $26,151,397 (Collateral: $26,672,004 U.S. Treasury Bond, 2.25% due 02/15/52, Par $36,265,300) (Cost $26,149,000)	26,149,000	$ 26,149,000	2.0%
Total Investments (Cost $1,483,126,504)		1,265,892,047	100.0
Other Assets (Liabilities), Net		(507,523)	(—)
Net Assets		$1,265,384,524	100.0%

*	Non-income producing security.
(a)	Master Limited Partnership
(b)	Affiliated issuer during the period. See Note 3.
(c)	Investment categorized as Level 3 in fair value hierarchy. See Note 4.
(d)	These shares were acquired on August 29, 2022, with a cost of $67,961,590 and $725 for the A shares and B shares, respectively. These shares are considered restricted securities under the Securities Act of 1933 (the "33 Act"). The Class A shares may be sold only if registered. On September 20, 2022, the Class A shares were included in a Form S-1 Registration Statement filed with the SEC, with registration to be effective in November 2022. The Class B shares are restricted from resale until August 28, 2023, unless certain conditions are met. Due to the lack of an active trading market, all or a portion of this position may be illiquid. Judgment plays a greater role in valuing illiquid securities than those for which a more active market exists, and are valued by Southeastern Asset Management as designee under procedures adopted by the Board of Trustees (See Note 2).
(e)	These shares were acquired directly from the issuer in a private placement on February 26, 2021 with a total cost at September 30, 2022 of $95,452,160. They are considered restricted securities under the Securities Act of 1933 (the "33 Act"). These shares may be sold only if registered under the 33 Act or an exemption is available. The issuer has filed with the SEC a registration statement on Form S-3 providing for the potential resale on an ongoing basis under 33 Act Rule 415 of Common Stock issuable upon conversion of the Series B Preferred Stock, subject to certain terms of a Registration Rights Agreement with the issuer. Due to the lack of an active trading market, all or a portion of this position may be illiquid. Judgment plays a greater role in valuing illiquid securities than those for which a more active market exists, and are valued by Southeastern Asset Management as designee under procedures adopted by the Board of Trustees (See Note 2).
Note: Companies headquartered outside the U.S. represent 9.0% of net assets.
See Notes to Portfolio of Investments.

Longleaf Partners International Fund
Portfolio of Investments
September 30, 2022
(Unaudited)
	Shares	Value	% of Net Assets
Common Stocks
Capital Markets
flatexDegiro AG* (Germany)	2,108,600	$ 18,770,127	3.1%
Lazard Ltd - Class A(a) (United States)	1,046,387	33,306,498	5.4
		52,076,625	8.5
Chemicals
LANXESS AG (Germany)	810,812	23,596,130	3.8
Diversified Financial Services
EXOR N.V. (Netherlands)	774,171	49,681,398	8.1
Housing Development Finance Corporation Ltd. (India)	587,667	16,395,633	2.7
		66,077,031	10.8
Entertainment
Juventus Football Club S.p.A.* (Italy)	52,817,126	14,850,875	2.4
Food Products
Glanbia plc (Ireland)	3,606,597	41,666,142	6.8
Gruma, S.A.B. DE C.V. (Mexico)	3,153,015	30,024,837	4.9
Premier Foods plc (United Kingdom)	22,538,242	23,982,316	3.9
WH Group Limited (Hong Kong)	46,665,022	29,349,452	4.7
		125,022,747	20.3
Hotels, Restaurants & Leisure
Accor S.A.* (France)	1,230,878	25,769,186	4.2
Domino's Pizza Group PLC (United Kingdom)	8,503,380	21,134,643	3.4
Jollibee Foods Corporation (Philippines)	6,818,370	26,601,633	4.3
Melco International Development Limited* (Hong Kong)	35,661,700	27,539,487	4.5
		101,044,949	16.4
Household Durables
Gree Electric Appliances, Inc. of Zhuhai (China)	3,250,046	14,834,053	2.4
Industrial Conglomerates
CK Hutchison Holdings Limited (Hong Kong)	5,180,500	28,525,121	4.7
Insurance
Fairfax Financial Holdings Limited (Canada)	56,881	25,978,683	4.2
Internet & Direct Marketing Retail
Alibaba Group Holding Limited* (China)	2,878,600	28,726,525	4.7
Prosus N.V. (Netherlands)	537,961	27,988,293	4.5
		56,714,818	9.2
Professional Services
Applus Services, S.A. (Spain)	5,090,281	28,610,366	4.7
Textiles, Apparel & Luxury Goods
Compagnie Financiere Richemont SA (Switzerland)	250,792	23,673,617	3.8
Kering (France)	33,096	14,679,689	2.4
		38,353,306	6.2
Wireless Telecommunication Services
Millicom International Cellular S.A.* (Sweden)	1,849,634	21,243,424	3.5
Total Common Stocks (Cost $709,893,731)		596,928,128	97.1
Warrants
Textiles, Apparel & Luxury Goods
Compagnie Financiere Richemont SA Warrants, exercise price $73.53, 11/22/23* (Switzerland) (Cost $0)	1,311,288	584,744	0.1

continued
	Notional Amount	Value	% of Net Assets
Options Purchased
Currency
Hong Kong Dollar Put, 1/6/23, with BNP Paribas, Strike Price $7.80 (Cost $251,573)	65,000,000	$ 383,500	0.1%
	Principal Amount
Short-Term Obligations
Repurchase agreement with State Street Bank, 1.10%, dated 09/30/22, due 10/03/22, Repurchase price $15,529,423 (Collateral: $15,838,619 U.S. Treasury Bond, 2.25% due 02/15/52, Par $21,535,400) (Cost $15,528,000)	15,528,000	15,528,000	2.5
Total Investments (Cost $725,673,304)		613,424,372	99.8
Other Assets (Liabilities), Net		1,388,078	0.2
Net Assets		$614,812,450	100.0%

*	Non-income producing security.
(a)	Master Limited Partnership

Country Weightings
Net Assets
Hong Kong	13.9%
Netherlands	12.6
United Kingdom	7.3
China	7.1
Germany	6.9
Ireland	6.8
France	6.6
United States	5.4
Mexico	4.9
Spain	4.7
Philippines	4.3
Canada	4.2
Switzerland	3.9
Sweden	3.5
India	2.7
Italy	2.4
Cash & Other	2.8
100.0%
See Notes to Portfolio of Investments.

Longleaf Partners Global Fund
Portfolio of Investments
September 30, 2022
(Unaudited)
	Shares	Value	% of Net Assets
Common Stocks
Air Freight & Logistics
FedEx Corporation (United States)	82,345	$ 12,225,762	5.4%
Capital Markets
Affiliated Managers Group, Inc. (United States)	99,005	11,073,709	4.9
Diversified Financial Services
EXOR N.V. (Netherlands)	349,467	22,426,581	9.9
Diversified Telecommunication Services
Lumen Technologies, Inc. (United States)	3,122,154	22,729,281	10.0
Entertainment
Warner Bros., Discovery, Inc.* (United States)	889,806	10,232,769	4.5
Warner Music Group Corp. (United States)	227,963	5,291,021	2.4
		15,523,790	6.9
Food Products
Glanbia plc (Ireland)	988,649	11,421,623	5.0
Hotels, Restaurants & Leisure
Accor S.A.* (France)	265,837	5,565,461	2.5
Hyatt Hotels Corporation - Class A* (United States)	81,145	6,569,499	2.9
Melco International Development Limited* (Hong Kong)	11,237,388	8,677,991	3.8
MGM Resorts International (United States)	318,235	9,457,944	4.2
		30,270,895	13.4
Industrial Conglomerates
CK Hutchison Holdings Limited (Hong Kong)	1,554,529	8,559,623	3.8
General Electric Company (United States)	177,960	11,017,504	4.8
		19,577,127	8.6
Insurance
Fairfax Financial Holdings Limited (Canada)	17,696	8,082,115	3.6
Interactive Media & Services
Alphabet Inc. - Class C* (United States)	97,120	9,338,088	4.1
IAC, Inc. (Formerly IAC/InterActiveCorp)* (United States)	178,763	9,899,895	4.4
		19,237,983	8.5
Internet & Direct Marketing Retail
Prosus N.V. (Netherlands)	213,416	11,103,313	4.9
Leisure Products
Mattel, Inc.* (United States)	538,927	10,207,277	4.5
Oil, Gas & Consumable Fuels
CNX Resources Corporation* (United States)	722,009	11,212,800	5.0
Textiles, Apparel & Luxury Goods
Kering (France)	8,810	3,907,665	1.8
PVH Corp. (United States)	107,344	4,809,011	2.1
		8,716,676	3.9
Wireless Telecommunication Services
Millicom International Cellular S.A.* (Sweden)	912,284	10,477,768	4.6
Total Common Stocks (Cost $291,530,228)		224,286,700	99.1
	Notional Amount
Options Purchased
Currency
Hong Kong Dollar Put, 1/6/23, with BNP Paribas, Strike Price $7.80 (Cost $56,894)	14,700,000	86,730	0.0

continued
	Principal Amount	Value	% of Net Assets
Short-Term Obligations
Repurchase agreement with State Street Bank, 1.10%, dated 09/30/22, due 10/03/22, Repurchase price $1,911,175 (Collateral: $1,949,287 U.S. Treasury Bond, 2.25% due 02/15/52, Par $2,650,400) (Cost $1,911,000)	1,911,000	$ 1,911,000	0.8%
Total Investments (Cost $293,498,122)		226,284,430	99.9
Other Assets (Liabilities), Net		163,963	0.1
Net Assets		$226,448,393	100.0%

*	Non-income producing security.

Country Weightings
Net Assets
United States	59.2%
Netherlands	14.8
Hong Kong	7.6
Ireland	5.0
Sweden	4.6
France	4.3
Canada	3.6
Cash & Other	0.9
100.0%
See Notes to Portfolio of Investments.

Notes to Portfolios of Investments
(Unaudited)
1.    Organization
Longleaf Partners Fund, Longleaf Partners Small-Cap Fund, Longleaf Partners International Fund, and Longleaf Partners Global Fund (the “Funds”) are non-diversified and each is a series of Longleaf Partners Funds Trust, a Massachusetts business trust, which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended.
2.    Significant Accounting Policies
The Funds follow the accounting and reporting guidance in FASB Accounting Standards Codification 946.
Management Estimates
The accompanying financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”); these principles may require the use of estimates by Fund management. Actual results could differ from those estimates.
Security Valuation
The following is a description of the valuation techniques applied to the Funds’ investments (see also Note 4. Fair Value Measurements).
Portfolio securities listed or traded on a securities exchange (U.S. or foreign), on the NASDAQ national market, or any representative quotation system providing same day publication of actual prices, are valued at the last sale price, and categorized as Level 1 of the fair value hierarchy. If there are no transactions in the security that day, securities are valued at the midpoint between the closing bid and ask prices or, if there are no such prices, the prior day’s close, and categorized as Level 2.
In the case of bonds and other fixed income securities, valuations are furnished by a pricing service which takes into account factors in addition to quoted prices (such as trading characteristics, yield, quality, coupon rate, maturity, type of issue, and other market data relating to the priced security or other similar securities) where taking such factors into account would lead to a more accurate reflection of the fair market value of such securities. Such securities are categorized as Level 2.
When market quotations are not readily available, valuations of portfolio securities are determined by Southeastern Asset Management, Inc. (“Southeastern”) in accordance with procedures adopted by and under the general supervision of the Funds' Board of Trustees. In determining fair value, Southeastern considers relevant qualitative and quantitative information including news regarding significant market or security specific events. Southeastern may also utilize a service provided by an independent third party to assist in fair valuation of certain securities. These factors are subject to change over time and are reviewed periodically. Because the utilization of fair value depends on market activity, the frequency with which fair valuation may be used cannot be predicted. Estimated values may differ from the values that would have been used had a ready market for the investment existed. Such securities are categorized as either Level 2 or 3.
Repurchase agreements are valued at cost which, combined with accrued interest, approximates market value. Short-term U.S.Government obligations purchased with a remaining maturity of more than 60 days are valued through pricing obtained through pricing services approved by the Funds’ Trustees. Obligations purchased with a remaining maturity of 60 days or less or existing positions that have less than 60 days to maturity generally are valued at amortized cost, which approximates market value. However, if amortized cost is deemed not to reflect fair value, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service. Such securities are categorized as Level 2.

The Funds determine net asset values (“NAVs”) once a day, at the close of regular trading on the New York Stock Exchange (“Exchange”) (usually at 4:00 p.m. Eastern time) on days the Exchange is open for business. The Exchange is closed for specified national holidays and on weekends. Foreign securities are generally priced at the latest market close in the foreign market, which may be at different times or days than the close of the Exchange. If country specific (i.e. natural disaster, economic or political developments), issuer specific (i.e. earnings report, merger announcement), or U.S. markets-specific (i.e. significant movement in U.S. markets that would likely affect the value of foreign securities) events occur which could materially affect the NAV between the close of the foreign market and normal pricing at the close of the Exchange, foreign securities may be fair valued by Southeastern in accordance with procedures adopted by and under the general supervision of the Board using observable data (i.e. trading in depository receipts) or using an external pricing service approved by the Board. The pricing service uses an automated system incorporating a model based on multiple parameters, including a security’s local closing price, relevant general and sector indices, currency fluctuations, trading in depositary receipts and futures, if applicable, and/or research valuations by its staff, in determining what it believes is the fair value of the securities. Such securities are categorized as Level 2.
Security Transactions
For financial reporting purposes, the Funds record security transactions on trade date.
Federal Income Taxes
The tax basis unrealized appreciation (depreciation) and federal tax cost of investments held by each fund as of September 30, 2022 were as follows:
	Partners Fund	Small-Cap Fund	International Fund	Global Fund
Gross unrealized appreciation	$75,575,689	$152,216,985	$60,479,069	$18,779,076
Gross unrealized depreciation	(443,174,542)	(374,726,991)	(173,152,987)	(86,457,943)
Net unrealized depreciation	$(367,598,853)	$(222,510,006)	$(112,673,918)	$(67,678,867)
Cost for federal income tax purposes	$1,557,950,813	$1,511,870,722	$731,895,901	$293,963,297
Foreign Currency Translations
The books and records of the Funds are maintained in U.S. dollars. Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuations in exchange rates. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of each transaction. The market values of investment securities, assets and liabilities are translated into U.S. dollars daily. The Funds do not isolate the portion of net realized and unrealized gains or losses in security investments which are attributable to changes in foreign exchange rates. Accordingly, the impact of such changes is included in the realized and unrealized gains or losses on the underlying securities.
Repurchase Agreements
The Funds may engage in repurchase agreement transactions. The Fixed Income Clearing Corporation (“FICC”) sells U.S. government or agency securities to each Fund under agreements to repurchase these securities at a stated repurchase price including interest for the term of the agreement, which is usually overnight or over a weekend. Each Fund, through FICC, receives delivery of the underlying U.S. government or agency securities as collateral, whose market value is required to be at least equal to the repurchase price. If FICC becomes bankrupt, the Fund might be delayed, or may incur costs or possible losses of principal and income, in selling the collateral.
Options
The Funds may purchase and sell (“write”) call and put options on various instruments including securities to gain long or short exposure to the underlying instruments. An option contract gives the buyer the right, but not the obligation, to buy(call) or sell(put) an underlying item at a fixed exercise price on a certain date or during a specified period. The cost of securities acquired through the exercise of a call option is increased by the premiums paid. The proceeds from securities sold through the exercise of a purchased put option are decreased by the premiums paid. The cost of purchased options that expire unexercised are treated, on expiration date, as realized losses on investments.
The market value of an exchange traded option is the last sales price, and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) options are valued at the mean of their closing bid and ask prices supplied by the counterparty in accordance with fair value procedures established by and under the general supervision of the Funds’ Trustees, and are categorized in Level 2 of the fair value hierarchy.
Risk of Options
Gains on investment in options may depend on correctly predicting the market value direction of the underlying security. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position and a Fund may experience losses as a result of such illiquidity. Listed options involve minimal counter-party risk since listed options are guaranteed against default by the exchange on which they trade. When purchasing OTC options, the Funds bear the risk of economic loss from counterparty default, equal to the market value of the option.
Counterparty Risk and Collateral
The Funds have entered into collateral agreements with counterparties to mitigate risk on OTC derivatives. Collateral is generally determined based on the net unrealized gain or loss with each counterparty, subject to minimum exposure amounts. Collateral, both pledged by and for the benefit of a Fund, is held in a segregated account at the Funds’ custodian bank and is comprised of assets specific to each agreement.
3.    Affiliated Issuer
Under Section 2(a)(3) of the Investment Company Act of 1940, a portfolio company is defined as “affiliated” if a fund owns five percent or more of its voting stock during all or part of the period. Affiliated companies during the period ended September 30, 2022 were as follows:
	Shares at 9/30/22	Value at 12/31/21	Purchases	Sales	Dividends/Interest	Net Realized Gain (Loss) 1/1/22 to 9/30/22	Net Unrealized Appreciation (Depreciation) 1/1/22 to 9/30/22	Value at 9/30/22
Small-Cap Fund
Anywhere Real Estate*	6,507,042	$131,685,993	$—	$24,273,423	$—	$(8,255,582)	$(46,384,877)	$52,772,111
Eastman Kodak Company Convertible Preferred Stock – Series B 4.0%(a)(b)	932,150	76,249,870	—	—	2,796,450	—	(4,194,675)	72,055,195
Empire State Realty Trust, Inc.	9,695,900	91,445,747	—	4,498,312	1,038,331	(2,181,422)	(21,160,909)	63,605,104
Oscar Health, Inc. - Class A*	11,140,551	71,473,347	13,894,311	—	—	—	(29,776,309)	55,591,349
Westrock Coffee Company - Class A*(a)(b)	6,796,159	—	67,961,590	—	—	—	(203,885)	67,757,705
Westrock Coffee Company - Class B*(a)(b)	181,231	—	725	—	—	—	1,806,148	1,806,873
		$370,854,957	$81,856,626	$28,771,735	$3,834,781	$(10,437,004)	$(99,914,507)	$313,588,337
*	Non-income producing security.
(a)	Restricted security, see Portfolio of Investments for additional disclosures.
(b)	Investment categorized as Level 3 in fair value hierarchy. See Note 4.

4.    Fair Value Measurements
FASB ASC 820 established a single definition of fair value for financial reporting, created a three-tier framework for measuring fair value based on inputs used to value the Funds’ investments, and required additional disclosure about the use of fair value measurements. The hierarchy of inputs is summarized below.
•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
Observable inputs are those based on market data obtained from sources independent of the Funds, and unobservable inputs reflect the Funds’ own assumptions based on the best information available. The input levels are not necessarily an indication of risk or liquidity associated with investing in those securities.
A summary of the inputs used in valuing the Funds’ investments at September 30, 2022 follows:
	Level 1	Level 2	Level 3	Total Value
Partners Fund
Common Stocks - North America	$1,070,806,845	$—	$—	$1,070,806,845
Common Stocks - Other	22,258,482	75,402,633	—	97,661,115
Short-Term Obligations	—	21,884,000	—	21,884,000
	$1,093,065,327	$97,286,633	$—	$1,190,351,960

	Level 1	Level 2	Level 3	Total Value
Small-Cap Fund
Common Stocks - North America	$1,044,811,303	$—	$69,564,578	$1,114,375,881
Common Stocks - Other	—	53,311,971	—	53,311,971
Preferred Stock	—	—	72,055,195	72,055,195
Short-Term Obligations	—	26,149,000	—	26,149,000
	$1,044,811,303	$79,460,971	$141,619,773	$1,265,892,047

	Level 1	Level 2	Level 3	Total Value
International Fund
Common Stocks - North America	$89,310,018	$—	$—	$89,310,018
Common Stocks - Other	123,408,722	384,209,388	—	507,618,110
Warrants	584,744	—	—	584,744
Options Purchased	—	383,500	—	383,500
Short-Term Obligations	—	15,528,000	—	15,528,000
	$213,303,485	$400,120,887	$—	$613,424,372

	Level 1	Level 2	Level 3	Total Value
Global Fund
Common Stocks - North America	142,146,675	—	—	142,146,675
Common Stocks - Other	22,426,581	59,713,444	—	82,140,025
Options Purchased	—	86,730	—	86,730
Short-Term Obligations	—	1,911,000	—	1,911,000
	$164,573,257	$61,711,173	$—	$226,284,430
The following table provides quantitative information related to the significant unobservable inputs used to determine the value of Level 3 assets and the sensitivity of the valuations to changes in those significant unobservable inputs. These securities were valued by a third party specialist utilizing the income approach, which includes an analysis of various factors and subjective assumptions, including the current common stock price, expected period until exercise, expected volatility of the common stock, expected dividends, risk-free rate, credit quality of the issuer, and common stock borrow cost. Because the Valuation Committee considers a variety of factors and inputs, both observable and unobservable, in determining fair values, the significant unobservable inputs presented below do not reflect all inputs significant to the fair value determination.
Fund	Investments in Securities	Fair Value (000s)	Valuation Technique	Unobservable Input	Value or Range of Input	Impact to Valuation from an Increase in Input*
Small-Cap Fund	Preferred Stock	$72,055	Binomial Lattice Pricing	Straight Debt Yield	19%	Decrease
				Expected Volatility	57%	Increase
Small-Cap Fund	Common Stock	$69,565	Discount for Lack of Marketability - Finnerty Model	Expected Volatility	55%	Decrease
*	Represents the directional change in the fair value that would result in an increase from the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these unobservable inputs in insolation could result in significantly higher or lower fair value.
The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value as of September 30, 2022:
Small-Cap Fund
Fair value at December 31, 2021	$76,249,870
Purchases	67,962,315
Change in unrealized depreciation	(2,592,412)
Fair value at September 30, 2022	$141,619,773